UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS Variable Investment Trust

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Alex J. Marks

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:      December 31

Date of reporting period:   January 1, 2014 - December 31, 2014

Item 1.	Reports to Stockholders.

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS | Red Rocks Listed Private Equity Portfolio

ALPS | Stadion Tactical Defensive Portfolio

An ALPS Advisors Solution

table of

ALPS Variable Investment Trust
Disclosure of Fund Expenses	December 31, 2014 (Unaudited)

As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2014 and held until December 31, 2014.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Net Expense Ratio(1)	Expenses Paid During Period July 1, 2014 - December 31, 2014(2)
Ibbotson Conservative ETF Asset Allocation Portfolio

Class I
Actual Fund Return	$ 1,000.00	$ 997.30	0.53%	$ 2.67
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.53	0.53%	$ 2.70
Class II
Actual Fund Return	$ 1,000.00	$ 995.70	0.78%	$ 3.92
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.27	0.78%	$ 3.97
Ibbotson Income and Growth ETF Asset Allocation Portfolio

Class I
Actual Fund Return	$ 1,000.00	$ 994.30	0.49%	$ 2.46
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.74	0.49%	$ 2.50
Class II
Actual Fund Return	$ 1,000.00	$ 992.70	0.74%	$ 3.72
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.48	0.74%	$ 3.77
Ibbotson Balanced ETF Asset Allocation Portfolio

Class I
Actual Fund Return	$ 1,000.00	$ 995.40	0.49%	$ 2.46
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.74	0.49%	$ 2.50
Class II
Actual Fund Return	$ 1,000.00	$ 993.90	0.74%	$ 3.72
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.48	0.74%	$ 3.77
Ibbotson Growth ETF Asset Allocation Portfolio

Class I
Actual Fund Return	$ 1,000.00	$ 992.10	0.49%	$ 2.46
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.74	0.49%	$ 2.50
Class II
Actual Fund Return	$ 1,000.00	$ 990.60	0.74%	$ 3.71
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.48	0.74%	$ 3.77

1  |  December 31, 2014

ALPS Variable Investment Trust
Disclosure of Fund Expenses (continued)	December 31, 2014 (Unaudited)

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Net Expense Ratio(1)	Expenses Paid During Period July 1, 2014 - December 31, 2014(2)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Class I
Actual Fund Return	$ 1,000.00	$ 987.20	0.51%	$ 2.55
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.63	0.51%	$ 2.60
Class II
Actual Fund Return	$ 1,000.00	$ 985.90	0.76%	$ 3.80
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.37	0.76%	$ 3.87
ALPS | Alerian Energy Infrastructure Portfolio

Class I
Actual Fund Return	$ 1,000.00	$ 948.90	0.80%	$ 3.93
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.17	0.80%	$ 4.08
Class III
Actual Fund Return	$ 1,000.00	$ 946.10	1.27%	$ 6.23
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.80	1.27%	$ 6.46
ALPS | Red Rocks Listed Private Equity Portfolio(3)

Class I
Actual Fund Return	$ 1,000.00	$ 1,048.00	0.95%	$ 1.76
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.42	0.95%	$ 4.84
Class III
Actual Fund Return	$ 1,000.00	$ 1,047.00	1.45%	$ 2.68
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,017.90	1.45%	$ 7.38
ALPS | Stadion Tactical Defensive Portfolio

Class I
Actual Fund Return	$ 1,000.00	$ 1,023.10	0.80%	$ 4.08
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.17	0.80%	$ 4.08
Class III
Actual Fund Return	$ 1,000.00	$ 1,025.10	1.30%	$ 6.64
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.65	1.30%	$ 6.61

(1)	Annualized based on the Portfolios’ expenses from July 1, 2014 through December 31, 2014.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

(3)

The ALPS | Red Rocks Listed Private Equity Portfolio commenced operations on October 24, 2014. For purposes of calculating the “Actual” figures, actual number of days from commencement of operations through December 31, 2014 were used (66 days).

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolios’ shares are offered to you.

2  |  December 31, 2014

Ibbotson ETF Allocation Series
Performance Overview	December 31, 2014 (Unaudited)

The U.S. Equity market as measured by the S&P 500® Index rose 6.12 percent during the second half of the year, pushing its full year return to a solid 13.69 percent. The international markets did not fare as well - declining 9.16 percent and 7.65 percent during the second half, as measured by the MSCI EAFE Index and MSCI Emerging Markets Index, respectively. Those returns pushed both those indexes into negative territory for the full year. The real story during the second half of 2014 was the decline in commodity prices in general, and oil specifically. The Thomson Reuters Core Commodity CRB Index fell 25.38 percent during the second half - led by oil which fell from a peak of $106 per barrel for West Texas Intermediate (WTI) to an average of $59 in December. The bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 1.96 percent during the last half of the year which left that index up 5.97 percent for 2104- an improvement over the -2.02 percent decline posted during 2013. The strongest results depicted in the Performance Summary were for the REIT sector which had a full year return of 30.38 percent as measured by the MSCI U.S. REIT Index.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING DECEMBER 31, 2014

	Six Months	1 Year*	5 Years*	Portfolio Inception (4/30/07)*
S&P 500® Index[1]	6.12%	13.69%	15.45%	6.67%
MSCI U.S. Small Cap 1750 Index[2]	0.61%	6.09%	16.74%	7.91%
Barclays Capital U.S. Aggregate Bond Index[3]	1.96%	5.97%	4.45%	4.99%
MSCI U.S. REIT Index[4]	10.79%	30.38%	17.05%	4.58%
MSCI EAFE Index[5]	-9.16%	-4.48%	5.81%	0.33%
MSCI Emerging Markets Index[6]	-7.65%	-1.82%	2.11%	2.57%
Thomson Reuters Core Commodity CRB Index[7]	-25.38%	-17.90%	4.02%	-3.32%

(1)

The S&P 500® Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters Core Commodity CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

*	Annualized returns.

†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed are those of the Investment Advisor. They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

3  |  December 31, 2014

Ibbotson ETF Allocation Series
Performance Overview (continued)	December 31, 2014 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

4  |  December 31, 2014

Ibbotson ETF Allocation Series
Performance Overview (continued)	December 31, 2014 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS |  FOR THE PERIODS ENDED DECEMBER 31, 2014

					Annualized Expense Ratios as disclosed
				Since Inception	in current prospectus dated 4/30/14†
Portfolio	6 Months**	1 Year	5 Year	(4/30/07)	Gross	Net
Conservative - Class I	-0.27%	3.10%	4.28%	3.68%	0.73%	0.68%
Conservative - Class II	-0.43%	2.77%	4.02%	3.39%	0.98%	0.93%
Dow Jones*(a)	2.08%	6.59%	6.58%	5.88%
Blended^(f)	2.66%	7.09%	6.42%	5.25%
Income & Growth - Class I	-0.57%	3.63%	5.92%	3.77%	0.69%	0.69%
Income & Growth - Class II	-0.73%	3.30%	5.65%	3.50%	0.94%	0.94%
Dow Jones*(b)	2.50%	7.93%	9.22%	6.32%
Blended^(g)	3.53%	8.76%	8.75%	5.79%
Balanced - Class I	-0.46%	4.79%	7.73%	4.01%	0.67%	0.67%
Balanced - Class II	-0.61%	4.51%	7.47%	3.75%	0.92%	0.92%
Dow Jones*(c)	2.96%	9.08%	11.52%	6.78%
Blended^(h)	4.42%	10.49%	11.09%	6.26%
Growth - Class I	-0.79%	4.85%	8.85%	3.73%	0.67%	0.67%
Growth - Class II	-0.94%	4.57%	8.58%	3.46%	0.92%	0.92%
Dow Jones*(d)	3.36%	10.11%	13.67%	7.09%
Blended^(i)	5.29%	12.16%	13.34%	6.56%
Aggressive Growth - Class I	-1.28%	4.74%	9.34%	3.25%	0.71%	0.68%
Aggressive Growth - Class II	-1.41%	4.56%	9.06%	2.98%	0.96%	0.93%
Dow Jones*(e)	3.82%	11.42%	16.00%	7.48%
Blended^(j)	5.70%	12.92%	14.41%	6.63%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Barclays Capital U.S. Aggregate Bond Index/7% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Conservative Portfolio, (g) 40% S&P 500®Index/55% Barclays Capital U.S. Aggregate Bond Index/5% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/38% Barclays Capital U.S. Aggregate Bond Index/2% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Capital Indexes reflect the reinvestment of dividends.

**	Total return for a period of less than one year is not annualized.

†

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2014. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2015. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Advisor and Sub-advisor.

5  |  December 31, 2014

Ibbotson ETF Allocation Series
Performance Overview (continued)	December 31, 2014 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were only minor changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended December 31, 2014. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of December 31, 2014.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	12/31/14	6/30/14	12/31/14	6/30/14	12/31/14	6/30/14	12/31/14	6/30/14	12/31/14	6/30/14
Large-Cap Stocks	12.0%	11.5%	19.5%	19.0%	22.8%	22.0%	27.3%	26.0%	28.0%	26.5%
Mid-Cap Stocks	2.8%	3.0%	6.0%	6.0%	9.8%	10.0%	13.8%	13.5%	15.5%	15.5%
Small Cap Stocks	0.0%	0.0%	1.5%	2.3%	5.2%	6.2%	8.0%	9.0%	9.5%	10.5%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	3.2%	2.8%	4.2%	3.8%	5.5%	4.5%
International Stocks	5.5%	5.8%	13.0%	13.0%	19.3%	19.5%	26.5%	26.5%	31.0%	31.5%
Commodities	1.7%	1.7%	2.5%	2.5%	2.5%	2.5%	3.5%	3.5%	4.5%	4.5%
Bonds	77.0%	77.0%	56.5%	56.2%	36.2%	36.0%	16.7%	17.7%	6.0%	7.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International and Commodity investments, which are included in all five portfolios. Those asset classes, to the extent present in a particular portfolio, detracted from their performance relative to those benchmarks.

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

6  |  December 31, 2014

Ibbotson ETF Allocation Series
Performance Overview (continued)	December 31, 2014 (Unaudited)

Conservative – Asset Class Allocation#

(as a percentage of net assets)

Balanced – Asset Class Allocation#

(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#

(as a percentage of net assets)

Income & Growth – Asset Class Allocation#

(as a percentage of net assets)

Growth – Asset Class Allocation#

(as a percentage of net assets)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2014.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

7  |  December 31, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value
Exchange Traded Funds - 99.08%
iShares - 26.07%
Core S&P 500® ETF	22,287	$4,611,180
Core S&P® Mid-Cap ETF	6,155	891,244
TIPS Bond ETF	43,769	4,902,566

Total iShares		10,404,990

Other - 73.01%
GreenHaven Continuous Commodity Index Fund(1)	29,800	681,228
PIMCO Enhanced Short Maturity ETF	23,710	2,396,133
SPDR® Barclays High Yield Bond ETF	56,715	2,189,766
Vanguard® FTSE Developed Markets ETF	57,435	2,175,638
Vanguard® Mid-Cap Value ETF	2,215	198,087
Vanguard® Short-Term Bond ETF	145,157	11,605,302
Vanguard® Total Bond Market ETF	117,748	9,698,903
Vanguard® Value ETF	2,335	197,284

Total Other		29,142,341

Total Exchange Traded Funds (Cost $38,938,774)		39,547,331

	7-Day Yield	Shares	Value
Short-Term Investments - 1.44%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.047%	576,519	$576,519

Total Short-Term Investments (Cost $576,519)			576,519

Total Investments - 100.52% (Total cost $39,515,293)			40,123,850

Liabilities in Excess of Other Assets - (0.52)%			(209,051)

Net Assets - 100.00%			$39,914,799

(1)	Non-income producing security.

See Notes to Financial Statements.

8  |  December 31, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value
Exchange Traded Funds - 99.24%
iShares - 35.41%
Core S&P 500® ETF	101,433	$20,986,488
Core S&P® Mid-Cap ETF	42,005	6,082,324
MSCI EAFE Small-Cap ETF	41,845	1,954,580
TIPS Bond ETF	92,898	10,405,505

Total iShares		39,428,897

Other - 63.83%
GreenHaven Continuous Commodity Index Fund(1)	120,785	2,761,145
PIMCO Enhanced Short Maturity ETF	44,405	4,487,569
SPDR® Barclays High Yield Bond ETF	122,890	4,744,783
Vanguard® FTSE Developed Markets ETF	226,195	8,568,267
Vanguard® FTSE Emerging Markets ETF	98,361	3,936,407
Vanguard® Mid-Cap Value ETF	6,180	552,677
Vanguard® Short-Term Bond ETF	273,949	21,902,223
Vanguard® Small-Cap ETF	14,245	1,661,822
Vanguard® Total Bond Market ETF	266,058	21,915,197
Vanguard® Value ETF	6,545	552,987

Total Other		71,083,077

Total Exchange Traded Funds (Cost $102,305,942)		110,511,974

	Shares	Value
Total Investments - 99.24% (Total cost $102,305,942)		$110,511,974

Other Assets in Excess of Liabilities - 0.76%		850,219

Net Assets - 100.00%		$111,362,193

(1)	Non-income producing security.

See Notes to Financial Statements.

9  |  December 31, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value

Exchange Traded Funds - 99.28%
iShares - 39.49%
Core S&P 500® ETF	241,351	$49,935,522
Core S&P® Mid-Cap ETF	145,600	21,082,880
MSCI EAFE Small-Cap ETF	133,820	6,250,732
TIPS Bond ETF	113,441	12,706,526

Total iShares		89,975,660

Other - 59.79%
GreenHaven Continuous Commodity Index Fund(1)	248,295	5,676,024
PIMCO Enhanced Short Maturity ETF	22,780	2,302,147
SPDR® Barclays High Yield Bond ETF	191,990	7,412,734
Vanguard® FTSE Developed Markets ETF	639,495	24,224,071
Vanguard® FTSE Emerging Markets ETF	330,609	13,230,972
Vanguard® Mid-Cap Value ETF	12,715	1,137,102
Vanguard® REIT ETF	91,243	7,390,683
Vanguard® Short-Term Bond ETF	274,115	21,915,494
Vanguard® Small-Cap ETF	102,748	11,986,582
Vanguard® Total Bond Market ETF	476,601	39,257,624
Vanguard® Value ETF	20,230	1,709,233

Total Other		136,242,666

Total Exchange Traded Funds (Cost $199,505,129)		226,218,326

7-Day Yield		Shares	Value

Short-Term Investments - 1.67%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.047%	3,795,846	$3,795,846

Total Short-Term Investments (Cost $3,795,846)			3,795,846

Total Investments - 100.95% (Total cost $203,300,975)			230,014,172

Liabilities in Excess of Other Assets - (0.95)%			(2,161,777)

Net Assets -100.00%			$227,852,395

(1)	Non-income producing security.

See Notes to Financial Statements.

10  |  December 31, 2014

Ibbotson Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value

Exchange Traded Funds - 100.08%
iShares - 43.89%
Barclays TIPS Bond Fund	9,425	$1,055,694
Core S&P 500® ETF	266,802	55,201,334
Core S&P® Mid-Cap ETF	190,450	27,577,160
MSCI EAFE Small-Cap ETF	168,225	7,857,790

Total iShares		91,691,978

Other - 56.19%
GreenHaven Continuous Commodity Index Fund(1)	318,922	7,290,557
Vanguard® FTSE Developed Markets ETF	813,880	30,829,774
Vanguard® FTSE Emerging Markets ETF	422,539	16,910,011
Vanguard® Mid-Cap Value ETF	11,540	1,032,022
Vanguard® REIT ETF	108,662	8,801,622
Vanguard® Short-Term Bond ETF	224,278	17,931,026
Vanguard® Small-Cap ETF	142,951	16,676,664
Vanguard® Total Bond Market ETF	198,591	16,357,941
Vanguard® Value ETF	18,375	1,552,504

Total Other		117,382,121

Total Exchange Traded Funds (Cost $175,158,893)		209,074,099

7-Day Yield		Shares	Value

Short-Term Investments - 0.03%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.047%	63,972	$63,972

Total Short-Term Investments (Cost $63,972)			63,972

Total Investments - 100.11% (Total cost $175,222,865)			209,138,071

Liabilities in Excess of Other Assets - (0.11)%			(229,765)

Net Assets - 100.00%			$208,908,306

(1)	Non-income producing security.

See Notes to Financial Statements.

11  |  December 31, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value

Exchange Traded Funds - 100.09%
iShares - 46.43%
Core S&P 500® ETF	102,636	$21,235,388
Core S&P® Mid-Cap ETF	81,375	11,783,100
MSCI EAFE Small-Cap ETF	76,095	3,554,398

Total iShares		36,572,886

Other - 53.66%
GreenHaven Continuous Commodity Index Fund(1)	154,510	3,532,099
Vanguard® FTSE Developed Markets ETF	354,030	13,410,656
Vanguard® FTSE Emerging Markets ETF	189,342	7,577,467
Vanguard® Mid-Cap Value ETF	4,370	390,809
Vanguard® REIT ETF	53,059	4,297,779
Vanguard® Short-Term Bond ETF	19,910	1,591,804
Vanguard® Small-Cap ETF	64,213	7,491,089
Vanguard® Total Bond Market ETF	38,686	3,186,566
Vanguard® Value ETF	9,290	784,912

Total Other		42,263,181

Total Exchange Traded Funds (Cost $66,984,345)		78,836,067

7-Day Yield		Shares	Value

Short-Term Investments - 0.40%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.047%	319,912	$319,912

Total Short-Term Investments (Cost $319,912)			319,912

Total Investments - 100.49% (Total cost $67,304,257)			79,155,979

Liabilities in Excess of Other Assets - (0.49)%			(389,283)

Net Assets - 100.00%			$78,766,696

(1)	Non-income producing security.

See Notes to Financial Statements.

12  |  December 31, 2014

Ibbotson ETF Allocation Series
Statements of Assets and Liabilities	As of December 31, 2014

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

ASSETS:

Investments, at value	$40,123,850	$110,511,974	$230,014,172	$209,138,071	$79,155,979
Receivable for investments sold	99,878	1,921,339	2,205,185	3,764,063	1,310,417
Receivable for shares sold	122,525	296,292	110,834	112,712	15,942
Dividends receivable	12,065	26,013	36,727	5	6
Other assets	673	1,958	3,804	3,480	1,270

Total Assets	40,358,991	112,757,576	232,370,722	213,018,331	80,483,614

LIABILITIES:

Payable for investments purchased	275,621	734,013	3,446,657	3,830,395	1,626,653
Payable for shares redeemed	125,647	134,898	906,398	134,235	26,518
Payable to advisor	16,489	42,711	85,763	78,497	29,183
Payable to custodian for overdraft	–	434,053	–	–	–
Payable for distribution and service fees	7,710	23,225	44,031	31,074	11,325
Payable for audit fees	16,002	17,002	17,002	17,002	16,002
Accrued expenses and other liabilities	2,723	9,481	18,476	18,822	7,237

Total Liabilities	444,192	1,395,383	4,518,327	4,110,025	1,716,918

Net Assets	$39,914,799	$111,362,193	$227,852,395	$208,908,306	$78,766,696

NET ASSETS CONSIST OF:

Paid-in capital	$37,803,915	$98,135,511	$191,958,453	$168,795,586	$64,432,387
Accumulated net investment income	491,151	1,499,087	3,312,382	2,990,410	1,142,622
Accumulated net realized gain on investments	1,011,176	3,521,563	5,868,363	3,207,104	1,339,965
Net unrealized appreciation on investments	608,557	8,206,032	26,713,197	33,915,206	11,851,722

Net Assets	$39,914,799	$111,362,193	$227,852,395	$208,908,306	$78,766,696

Investments, at Cost	$39,515,293	$102,305,942	$203,300,975	$175,222,865	$67,304,257

PRICING OF SHARES:

Class I:
Net Assets	$3,340,079	$4,226,862	$20,806,823	$63,675,801	$25,602,683
Shares of beneficial interest outstanding	296,349	386,798	1,830,417	5,648,086	2,172,230

Net assets value, offering and redemption price per share	$11.27	$10.93	$11.37	$11.27	$11.79

Class II:
Net Assets	$36,574,720	$107,135,331	$207,045,572	$145,232,505	$53,164,013
Shares of beneficial interest outstanding	3,259,079	9,419,272	18,082,552	13,060,847	4,545,849

Net assets value, offering and redemption price per share	$11.22	$11.37	$11.45	$11.12	$11.70

See Notes to Financial Statements.

13  |  December 31, 2014

Ibbotson ETF Allocation Series
Statements of Operations	For the Year Ended December 31, 2014

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:
Dividends	$791,784	$2,364,047	$4,879,433	$4,313,679	$1,630,172

Total Investment Income	791,784	2,364,047	4,879,433	4,313,679	1,630,172

EXPENSES:
Investment advisor fee	177,505	516,088	995,868	906,962	329,739
12b-1 fees:
Class II	91,352	279,641	508,680	362,904	128,706
Custodian fees	4,498	7,278	11,847	13,333	6,367
Legal fees	2,050	5,829	11,775	11,100	4,162
Audit fees	13,208	14,208	14,209	14,209	13,209
Trustees’ fees and expenses	5,832	17,019	32,669	29,692	10,731
Report to shareholder fees	3,590	11,065	22,607	22,483	8,444
Registration fees	38	–	635	593	790
Other expenses	9,979	13,731	22,364	20,320	9,661

Total expenses before waiver/reimbursements	308,052	864,859	1,620,654	1,381,596	511,809

Less fees waived/reimbursed by investment advisor
Class I	(583)	–	–	–	–
Class II	(6,844)	–	–	–	–

Total Net Expenses	300,625	864,859	1,620,654	1,381,596	511,809

Net Investment Income	491,159	1,499,188	3,258,779	2,932,083	1,118,363

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,051,740	3,789,224	6,190,970	4,213,509	1,478,056
Long-term capital gain distributions from other investment companies	–	61,990	86,455	–	7,266
Net change in unrealized appreciation/(depreciation) on investments	(430,393)	(1,502,118)	327,631	2,032,227	685,539

Net Realized and Unrealized Gain on Investments	621,347	2,349,096	6,605,056	6,245,736	2,170,861

Net Increase in Net Assets Resulting from Operations	$1,112,506	$3,848,284	$9,863,835	$9,177,819	$3,289,224

See Notes to Financial Statements.

14  |  December 31, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OPERATIONS:

Net investment income	$491,159	$419,968
Net realized gain on investments	1,051,740	667,027
Long-term capital gain distributions from other investment companies	–	61,258
Net change in unrealized depreciation on investments	(430,393)	(141,406)

Net increase in net assets resulting from operations	1,112,506	1,006,847

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(42,047)	(46,269)
Class II	(371,651)	(466,524)
From net realized gain on investments
Class I	(48,742)	(36,839)
Class II	(534,117)	(433,280)

Total distributions	(996,557)	(982,912)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,139,770	958,305
Issued to shareholders in reinvestment of distributions	90,789	83,108
Cost of shares redeemed	(929,861)	(1,043,977)

Net increase/(decrease) from share transactions	300,698	(2,564)

Class II
Proceeds from sale of shares	11,671,585	12,614,166
Issued to shareholders in reinvestment of distributions	905,768	899,805
Cost of shares redeemed	(12,411,274)	(13,192,034)

Net increase from share transactions	166,079	321,937

Net increase in net assets	582,726	343,308

NET ASSETS:

Beginning of year	39,332,073	38,988,765

End of year*	$39,914,799	$39,332,073

*Includes accumulated net investment income of:	$491,151	$419,963

See Notes to Financial Statements.

15  |  December 31, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	99,351	84,121
Reinvested	8,113	7,421
Redeemed	(81,176)	(91,759)

Net increase/(decrease) in shares outstanding	26,288	(217)

Class II
Sold	1,022,420	1,113,228
Reinvested	81,308	80,699
Redeemed	(1,085,959)	(1,162,175)

Net increase in shares outstanding	17,769	31,752

See Notes to Financial Statements.

16  |  December 31, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OPERATIONS:

Net investment income	$1,499,188	$1,340,409
Net realized gain on investments	3,789,224	1,945,305
Long-term capital gain distributions from other investment companies	61,990	134,392
Net change in unrealized appreciation/(depreciation) on investments	(1,502,118)	4,781,473

Net increase in net assets resulting from operations	3,848,284	8,201,579

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(61,389)	(63,346)
Class II	(1,251,299)	(1,577,262)
From net realized gain on investments
Class I	(72,939)	(34,607)
Class II	(1,823,490)	(999,991)

Total distributions	(3,209,117)	(2,675,206)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	857,076	1,194,114
Issued to shareholders in reinvestment of distributions	134,327	97,953
Cost of shares redeemed	(498,721)	(1,021,988)

Net increase from share transactions	492,682	270,079

Class II
Proceeds from sale of shares	17,790,024	26,382,347
Issued to shareholders in reinvestment of distributions	3,074,789	2,577,253
Cost of shares redeemed	(25,093,916)	(33,019,015)

Net decrease from share transactions	(4,229,103)	(4,059,415)

Net increase/(decrease) in net assets	(3,097,254)	1,737,037

NET ASSETS:

Beginning of year	114,459,447	112,722,410

End of year*	$111,362,193	$114,459,447

*Includes accumulated net investment income of:	$1,499,087	$1,340,409

See Notes to Financial Statements.

17  |  December 31, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	76,447	111,089
Reinvested	12,472	9,095
Redeemed	(44,767)	(95,910)

Net increase in shares outstanding	44,152	24,274

Class II
Sold	1,540,189	2,366,446
Reinvested	274,290	230,112
Redeemed	(2,166,143)	(2,944,272)

Net decrease in shares outstanding	(351,664)	(347,714)

See Notes to Financial Statements.

18  |  December 31, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OPERATIONS:

Net investment income	$3,258,779	$2,732,018
Net realized gain on investments	6,190,970	3,592,851
Long-term capital gain distributions from other investment companies	86,455	173,550
Net change in unrealized appreciation on investments	327,631	16,496,038

Net increase in net assets resulting from operations	9,863,835	22,994,457

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(287,473)	(299,164)
Class II	(2,393,472)	(2,659,764)
From net realized gain on investments
Class I	(309,931)	(100,545)
Class II	(3,092,090)	(1,030,403)

Total distributions	(6,082,966)	(4,089,876)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,961,681	5,195,297
Issued to shareholders in reinvestment of distributions	597,404	399,709
Cost of shares redeemed	(3,452,978)	(1,588,973)

Net increase from share transactions	1,106,107	4,006,033

Class II
Proceeds from sale of shares	42,312,142	47,393,747
Issued to shareholders in reinvestment of distributions	5,485,562	3,690,167
Cost of shares redeemed	(43,766,140)	(46,305,023)

Net increase from share transactions	4,031,564	4,778,891

Net increase in net assets	8,918,540	27,689,505

NET ASSETS:

Beginning of year	218,933,855	191,244,350

End of year*	$227,852,395	$218,933,855

*Includes accumulated net investment income of:	$3,312,382	$2,782,599

See Notes to Financial Statements.

19  |  December 31, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	344,428	481,881
Reinvested	53,724	36,436
Redeemed	(301,001)	(146,075)

Net increase in shares outstanding	97,151	372,242

Class II
Sold	3,659,502	4,354,751
Reinvested	489,783	333,952
Redeemed	(3,782,690)	(4,262,464)

Net increase in shares outstanding	366,595	426,239

See Notes to Financial Statements.

20  |  December 31, 2014

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OPERATIONS:

Net investment income	$2,932,083	$2,320,917
Net realized gain on investments	4,213,509	1,943,541
Long-term capital gain distributions from other investment companies	–	111,913
Net change in unrealized appreciation on investments	2,032,227	22,648,236

Net increase in net assets resulting from operations	9,177,819	27,024,607

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(778,272)	(681,051)
Class II	(1,484,307)	(1,592,119)
From net realized gain on investments
Class I	(135,514)	(62,819)
Class II	(315,868)	(173,341)

Total distributions	(2,713,961)	(2,509,330)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	11,349,412	11,344,661
Issued to shareholders in reinvestment of distributions	913,786	743,870
Cost of shares redeemed	(3,946,651)	(2,193,522)

Net increase from share transactions	8,316,547	9,895,009

Class II
Proceeds from sale of shares	30,400,795	27,733,171
Issued to shareholders in reinvestment of distributions	1,800,175	1,765,460
Cost of shares redeemed	(34,584,912)	(25,372,948)

Net increase/(decrease) from share transactions	(2,383,942)	4,125,683

Net increase in net assets	12,396,463	38,535,969

NET ASSETS:

Beginning of year	196,511,843	157,975,874

End of year*	$208,908,306	$196,511,843

*Includes accumulated net investment income of:	$2,990,410	$2,375,676

See Notes to Financial Statements.

21  |  December 31, 2014

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	1,009,336	1,102,395
Reinvested	83,375	69,978
Redeemed	(352,993)	(209,088)

Net increase in shares outstanding	739,718	963,285

Class II
Sold	2,752,218	2,732,304
Reinvested	166,529	168,300
Redeemed	(3,137,557)	(2,502,051)

Net increase/(decrease) in shares outstanding	(218,810)	398,553

See Notes to Financial Statements.

22  |  December 31, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OPERATIONS:

Net investment income	$1,118,363	$832,464
Net realized gain on investments	1,478,056	732,762
Long-term capital gain distributions from other investment companies	7,266	23,184
Net change in unrealized appreciation on investments	685,539	8,383,216

Net increase in net assets resulting from operations	3,289,224	9,971,626

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(291,228)	(243,081)
Class II	(515,464)	(502,572)
From net realized gain on investments
Class I	(183,930)	(141,791)
Class II	(392,306)	(343,132)

Total distributions	(1,382,928)	(1,230,576)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	6,501,169	5,233,375
Issued to shareholders in reinvestment of distributions	475,158	384,872
Cost of shares redeemed	(2,233,061)	(994,997)

Net increase from share transactions	4,743,266	4,623,250

Class II
Proceeds from sale of shares	14,174,237	11,351,353
Issued to shareholders in reinvestment of distributions	907,769	845,704
Cost of shares redeemed	(11,854,203)	(8,478,532)

Net increase from share transactions	3,227,803	3,718,525

Net increase in net assets	9,877,365	17,082,825

NET ASSETS:

Beginning of year	68,889,331	51,806,506

End of year*	$78,766,696	$68,889,331

*Includes accumulated net investment income of:	$1,142,622	$854,188

See Notes to Financial Statements.

23  |  December 31, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the	For the
	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	552,537	485,361
Reinvested	41,608	34,549
Redeemed	(190,864)	(92,440)

Net increase in shares outstanding	403,281	427,470

Class II
Sold	1,211,023	1,059,456
Reinvested	80,121	76,465
Redeemed	(1,009,597)	(797,710)

Net increase in shares outstanding	281,547	338,211

See Notes to Financial Statements.

24  |  December 31, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class I

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.24	$11.24	$11.03	$11.09	$10.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17	0.15	0.20	0.26	0.23
Net realized and unrealized gain on investments	0.18	0.16	0.40	0.11	0.47

Total income from investment operations	0.35	0.31	0.60	0.37	0.70

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.15)	(0.17)	(0.18)	(0.16)	(0.14)
From net realized gain	(0.17)	(0.14)	(0.21)	(0.27)	(0.01)

Total distributions	(0.32)	(0.31)	(0.39)	(0.43)	(0.15)

Net increase/(decrease) in net asset value	0.03	–	0.21	(0.06)	0.55

Net asset value - end of year	$11.27	$11.24	$11.24	$11.03	$11.09

Total Return*	3.10%	2.77%	5.48%	3.42%	6.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$3,340	$3,037	$3,039	$2,504	$2,314
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55%	0.58%	0.60%	0.63%	0.74%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.51%	0.48%
Net investment income after waiver/reimbursements	1.48%	1.29%	1.75%	2.31%	2.12%
Portfolio turnover rate	23%	19%	22%	39%	34%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

25  |  December 31, 2014

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class II

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.20	$11.20	$11.00	$11.07	$10.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.14	0.12	0.17	0.24	0.20
Net realized and unrealized gain on investments	0.17	0.17	0.40	0.10	0.48

Total income from investment operations	0.31	0.29	0.57	0.34	0.68

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.12)	(0.15)	(0.16)	(0.14)	(0.13)
From net realized gain	(0.17)	(0.14)	(0.21)	(0.27)	(0.01)

Total distributions	(0.29)	(0.29)	(0.37)	(0.41)	(0.14)

Net increase/(decrease) in net asset value	0.02	–	0.20	(0.07)	0.54

Net asset value - end of year	$11.22	$11.20	$11.20	$11.00	$11.07

Total Return*	2.77%	2.56%	5.21%	3.14%	6.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$36,575	$36,295	$35,950	$27,460	$19,488
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80%	0.83%	0.85%	0.88%	0.99%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.77%	0.73%
Net investment income after waiver/reimbursements	1.22%	1.05%	1.53%	2.10%	1.88%
Portfolio turnover rate	23%	19%	22%	39%	34%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

26  |  December 31, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class I

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.90	$10.41	$10.11	$10.25	$9.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17	0.15	0.20	0.23	0.22
Net realized and unrealized gain/(loss) on investments	0.22	0.63	0.63	(0.09)	0.63

Total income from investment operations	0.39	0.78	0.83	0.14	0.85

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.16)	(0.19)	(0.20)	(0.11)	(0.06)
From net realized gain	(0.20)	(0.10)	(0.33)	(0.17)	–

Total distributions	(0.36)	(0.29)	(0.53)	(0.28)	(0.06)

Net increase/(decrease) in net asset value	0.03	0.49	0.30	(0.14)	0.79

Net asset value - end of year	$10.93	$10.90	$10.41	$10.11	$10.25

Total Return*	3.63%	7.58%	8.18%	1.37%	9.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,227	$3,736	$3,315	$2,186	$1,701
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50%	0.53%	0.52%	0.55%	0.66%
Net expenses after waiver/reimbursements	0.50%	0.53%	0.52%	0.51%	0.48%
Net investment income after waiver/reimbursements	1.56%	1.39%	1.90%	2.25%	2.22%
Portfolio turnover rate	16%	12%	19%	45%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

27  |  December 31, 2014

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class II

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.33	$10.81	$10.49	$10.64	$9.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.13	0.17	0.21	0.24
Net realized and unrealized gain/(loss) on investments	0.22	0.65	0.66	(0.10)	0.63

Total income from investment operations	0.37	0.78	0.83	0.11	0.87

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.13)	(0.16)	(0.18)	(0.09)	(0.05)
From net realized gain	(0.20)	(0.10)	(0.33)	(0.17)	–

Total distributions	(0.33)	(0.26)	(0.51)	(0.26)	(0.05)

Net increase/(decrease) in net asset value	0.04	0.52	0.32	(0.15)	0.82

Net asset value - end of year	$11.37	$11.33	$10.81	$10.49	$10.64

Total Return*	3.30%	7.33%	7.87%	1.08%	8.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$107,135	$110,724	$109,407	$94,049	$76,487
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76%	0.78%	0.77%	0.80%	0.90%
Net expenses after waiver/reimbursements	0.76%	0.78%	0.77%	0.77%	0.73%
Net investment income after waiver/reimbursements	1.29%	1.14%	1.57%	1.98%	2.39%
Portfolio turnover rate	16%	12%	19%	45%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

28  |  December 31, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class I

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.18	$10.18	$9.74	$10.08	$9.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.19	0.17	0.21	0.22	0.21
Net realized and unrealized gain/(loss) on investments	0.34	1.07	0.86	(0.28)	0.86

Total income/(loss) from investment operations	0.53	1.24	1.07	(0.06)	1.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.16)	(0.18)	(0.18)	(0.12)	(0.07)
From net realized gain	(0.18)	(0.06)	(0.45)	(0.16)	–

Total distributions	(0.34)	(0.24)	(0.63)	(0.28)	(0.07)

Net increase/(decrease) in net asset value	0.19	1.00	0.44	(0.34)	1.00

Net asset value - end of year	$11.37	$11.18	$10.18	$9.74	$10.08

Total Return*	4.79%	12.19%	11.00%	(0.56)%	11.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$20,807	$19,383	$13,860	$8,406	$6,270
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50%	0.52%	0.51%	0.53%	0.60%
Net expenses after waiver/reimbursements	0.50%	0.52%	0.51%	0.52%	0.48%
Net investment income after waiver/reimbursements	1.70%	1.59%	2.06%	2.19%	2.18%
Portfolio turnover rate	19%	11%	18%	51%	32%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

29  |  December 31, 2014

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class II

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.26	$10.26	$9.81	$10.17	$9.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17	0.14	0.18	0.19	0.20
Net realized and unrealized gain/(loss) on investments	0.34	1.07	0.88	(0.29)	0.87

Total income/(loss) from investment operations	0.51	1.21	1.06	(0.10)	1.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.15)	(0.16)	(0.10)	(0.07)
From net realized gain	(0.18)	(0.06)	(0.45)	(0.16)	–

Total distributions	(0.32)	(0.21)	(0.61)	(0.26)	(0.07)

Net increase/(decrease) in net asset value	0.19	1.00	0.45	(0.36)	1.00

Net asset value - end of year	$11.45	$11.26	$10.26	$9.81	$10.17

Total Return *	4.51%	11.86%	10.81%	(0.89)%	11.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$207,046	$199,551	$177,384	$146,175	$116,197
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.75%	0.77%	0.76%	0.78%	0.84%
Net expenses after waiver/reimbursements	0.75%	0.77%	0.76%	0.77%	0.73%
Net investment income after waiver/reimbursements	1.43%	1.30%	1.68%	1.89%	2.13%
Portfolio turnover rate	19%	11%	18%	51%	32%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

30  |  December 31, 2014

Ibbotson Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class I

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.91	$9.48	$9.17	$9.75	$8.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18	0.16	0.18	0.18	0.19
Net realized and unrealized gain/(loss) on investments	0.34	1.42	1.02	(0.53)	1.03

Total income/(loss) from investment operations	0.52	1.58	1.20	(0.35)	1.22

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.14)	(0.15)	(0.12)	(0.07)
From net realized gain	(0.02)	(0.01)	(0.74)	(0.11)	–

Total distributions	(0.16)	(0.15)	(0.89)	(0.23)	(0.07)

Net increase/(decrease) in net asset value	0.36	1.43	0.31	(0.58)	1.15

Net asset value - end of year	$11.27	$10.91	$9.48	$9.17	$9.75

Total Return *	4.85%	16.78%	13.24%	(3.50)%	14.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$63,676	$53,553	$37,403	$26,531	$20,472
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50%	0.52%	0.52%	0.54%	0.60%
Net expenses after waiver/reimbursements	0.50%	0.52%	0.52%	0.51%	0.48%
Net investment income after waiver/reimbursements	1.64%	1.53%	1.84%	1.85%	2.15%
Portfolio turnover rate	16%	6%	19%	52%	40%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

31  |  December 31, 2014

Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class II

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.77	$9.36	$9.07	$9.65	$8.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.12	0.14	0.14	0.19
Net realized and unrealized gain/(loss) on investments	0.34	1.42	1.02	(0.50)	0.99

Total income/(loss) from investment operations	0.49	1.54	1.16	(0.36)	1.18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.12)	(0.12)	(0.13)	(0.11)	(0.06)
From net realized gain	(0.02)	(0.01)	(0.74)	(0.11)	–

Total distributions	(0.14)	(0.13)	(0.87)	(0.22)	(0.06)

Net increase/(decrease) in net asset value	0.35	1.41	0.29	(0.58)	1.12

Net asset value - end of year	$11.12	$10.77	$9.36	$9.07	$9.65

Total Return*	4.57%	16.54%	12.92%	(3.68)%	13.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$145,233	$142,959	$120,573	$107,209	$103,552
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.75%	0.77%	0.77%	0.79%	0.84%
Net expenses after waiver/reimbursements	0.75%	0.77%	0.77%	0.76%	0.73%
Net investment income after waiver/reimbursements	1.35%	1.23%	1.47%	1.47%	2.14%
Portfolio turnover rate	16%	6%	19%	52%	40%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

32  |  December 31, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class I

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.48	$9.88	$8.75	$9.31	$8.09
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.20	0.18	0.18	0.17	0.19
Net realized and unrealized gain/(loss) on investments	0.34	1.64	1.08	(0.62)	1.07

Total income/(loss) from investment operations	0.54	1.82	1.26	(0.45)	1.26

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.14)	(0.13)	(0.11)	(0.04)
From net realized gain	(0.09)	(0.08)	(0.00)(2)	–	–

Total distributions	(0.23)	(0.22)	(0.13)	(0.11)	(0.04)

Net increase/(decrease) in net asset value	0.31	1.60	1.13	(0.56)	1.22

Net asset value - end of year	$11.79	$11.48	$9.88	$8.75	$9.31

Total Return *	4.74%	18.53%	14.46%	(4.85)%	15.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$25,603	$20,301	$13,256	$8,937	$6,745
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51%	0.55%	0.57%	0.60%	0.82%
Net expenses after waiver/reimbursements	0.51%	0.52%	0.53%	0.51%	0.48%
Net investment income after waiver/reimbursements	1.70%	1.63%	1.91%	1.81%	2.27%
Portfolio turnover rate	19%	8%	23%	43%	77%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.

33  |  December 31, 2014

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class II

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.39	$9.82	$8.70	$9.26	$8.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17	0.14	0.14	0.13	0.31
Net realized and unrealized gain/(loss) on investments	0.34	1.63	1.09	(0.60)	0.92

Total income/(loss) from investment operations	0.51	1.77	1.23	(0.47)	1.23

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.11)	(0.12)	(0.11)	(0.09)	(0.03)
From net realized gain	(0.09)	(0.08)	(0.00)(2)	–	–

Total distributions	(0.20)	(0.20)	(0.11)	(0.09)	(0.03)

Net increase/(decrease) in net asset value	0.31	1.57	1.12	(0.56)	1.20

Net asset value - end of year	$11.70	$11.39	$9.82	$8.70	$9.26

Total Return *	4.56%	18.12%	14.20%	(5.04)%	15.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$53,164	$48,589	$38,551	$33,554	$32,250
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76%	0.80%	0.82%	0.84%	1.03%
Net expenses after waiver/reimbursements	0.76%	0.77%	0.78%	0.76%	0.73%
Net investment income after waiver/reimbursements	1.41%	1.31%	1.51%	1.45%	3.66%
Portfolio turnover rate	19%	8%	23%	43%	77%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.

34  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	December 31, 2014 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, such as Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and Energy Infrastructure Companies.

Portfolio Overview

During the twelve month period of January 1, 2014 to December 31, 2014, the ALPS Alerian Energy Infrastructure Portfolio’s Class I Shares delivered a net return of 12.44% (Class III delivered a net return of 11.91%). This compares to the Portfolio’s index, the Alerian Energy Infrastructure Index (“AMEI Index”), which gained 9.7% on a price-return and 13.9% on a total return basis.

Top performers that were in the Index during the entire period include Inter Pipeline (IPL) and Magellan Midstream Partners (MMP), both gaining over 30% on a price-return basis. Underperformers in the Index included ONEOK Inc. (OKE) and Plains GP Holdings (PAGP).

During the period, DTE Energy (DTE), EnLink Midstream LLC (ENLC), and EQT Midstream Partners (EQM) were added to the Index. Boardwalk Pipeline Partners (BWP), New Jersey Resources (NJR), and SemGroup (SEMG) were removed from the Index.

Energy infrastructure companies continue to benefit from the increase in natural gas, crude oil, and natural gas liquids production (NGL) known as the energy renaissance. In mid-March, the Interstate Natural Gas Association of America (INGAA) updated and expanded its capital spending report, estimating the need for $641 billion of natural gas, crude, and natural gas liquid (NGL) infrastructure spending through 2035. For perspective, the total market capitalization of the 30 names in the Index at December 31, 2014 was $558 billion. The new spending estimate is $390 billion higher than the organization’s 2011 estimate.

Several companies have noted that “North America is undergoing a major repiping” in describing the construction of new and repurposing of existing midstream assets to accommodate new and growing supply areas. In 2014, many US pipeline reversal and/or conversion projects were announced, and the industry even saw a revival in natural gas pipeline projects. Overlaid with increased international demand for cheaper energy resources, the stage is set for more natural gas and ethane export projects.

Across the border in Canada, as heavy crude, condensate, and natural gas liquid production increased in 2014, midstream companies announced additional pipeline and terminal projects to and from major product hubs such as Edmonton and Hardisty. In addition, Canadian energy infrastructure companies saw an uptick in demand for their crude-by-rail businesses, which offer flexibility and an interim solution until adequate infrastructure is put in place.

Despite the equity price volatility towards the latter quarter of the period from declining oil prices, there is still a vast opportunity for the constituents in the Index to participate in the energy infrastructure build-out of North America. With billions of dollars of infrastructure opportunities over the next few decades, we continue to believe that energy infrastructure companies represent a compelling potential investment opportunity for investors seeking total return.

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2014

				Annualized Expense Ratios as disclosed in
			Since Inception	current prospectus dated 4/30/14
	Six Months	1 Year	(5/01/13)	Gross	Net[1]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	-5.11%	12.44%	12.07%	3.11%	0.80%
ALPS | Alerian Energy Infrastructure Portfolio - Class lll	-5.39%	11.91%	11.51%	2.22%	1.30%
Alerian Energy Infrastructure Index[2]	-4.55%	13.90%	13.69%

35  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	December 31, 2014 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[2]

The Alerian Energy Infrastructure Index is a composite of 30 core North American energy infrastructure companies that engage in the transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

If an MLP in the portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS  |  Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Alerian.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed are those of the Investment Advisor. They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

36  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	December 31, 2014 (Unaudited)

Top 10 Holdings(1) (as of December 31, 2014)

Enbridge, Inc.	5.01%
TransCanada Corp.	5.00%
EnLink Midstream LLC	4.46%
Kinder Morgan, Inc.	4.40%
Targa Resources Corp.	4.19%
Spectra Energy Corp.	4.18%
Plains GP Holdings LP, Class A	4.16%
ONEOK, Inc.	4.05%
The Williams Cos., Inc.	3.84%
Western Gas Partners LP	3.78%
Total	43.07%

Holdings are subject to change.

(1)	% of Net Assets.
(2)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2014.

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of December 31, 2014)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 34 and 36 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

37  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value
Canadian Infrastructure - 20.37%
AltaGas, Ltd.	52,577	$1,961,342
Emera, Inc.	57,697	1,918,929
Gibson Energy, Inc.	88,288	2,066,234
Inter Pipeline, Ltd.	67,506	2,088,282
Keyera Corp.	27,953	1,950,551
Pembina Pipeline Corp.	56,297	2,051,657
Veresen, Inc.	129,611	2,048,251

Total Canadian Infrastructure (Cost $14,224,050)		14,085,246

Canadian Master Limited Partnership Affiliates - 10.01%
Enbridge, Inc.	67,394	3,465,414
TransCanada Corp.	70,342	3,457,160

Total Canadian Master Limited Partnership Affiliates (Cost $6,486,712)		6,922,574

Master Limited Partnerships - 24.68%
Buckeye Partners LP	30,842	2,333,506
Energy Transfer Partners LP	37,836	2,459,340
Enterprise Products Partners LP	65,499	2,365,824
EQT Midstream Partners LP	27,813	2,447,544
Magellan Midstream Partners LP	30,168	2,493,687
MarkWest Energy Partners LP	35,009	2,352,254
Western Gas Partners LP	35,737	2,610,588

Total Master Limited Partnerships (Cost $16,770,773)		17,062,743

U.S. Infrastructure -15.32%
Atmos Energy Corp.	27,184	1,515,236
CenterPoint Energy, Inc.	62,748	1,470,186
Dominion Resources, Inc.	20,481	1,574,989
DTE Energy Co.	18,021	1,556,474
NiSource, Inc.	35,343	1,499,250
OGE Energy Corp.	41,590	1,475,613
Questar Corp.	59,441	1,502,668

Total U.S. Infrastructure (Cost $9,882,581)		10,594,416

		Shares	Value
U.S. Master Limited Partnership Affiliates - 29.28%
EnLink Midstream LLC		86,669	$3,081,950
Kinder Morgan, Inc.		71,873	3,040,947
ONEOK, Inc.		56,294	2,802,878
Plains GP Holdings LP, Class A		111,990	2,875,903
Spectra Energy Corp.		79,596	2,889,335
Targa Resources Corp.		27,327	2,898,028
The Williams Cos., Inc.		59,061	2,654,201

Total U.S. Master Limited Partnership Affiliates (Cost $21,049,534)			20,243,242

7-Day Yield		Shares	Value
Short-Term Investments - 1.00%
Morgan Stanley Institutional Liquidity Fund-Prime Portfolio	0.047%	687,910	$687,910

Total Short-Term Investments (Cost $687,910)			687,910

Total Investments -100.66% (Total cost $69,101,560)			69,596,131

Liabilities in Excess of Other Assets - (0.66)%			(454,315)

Net Assets -100.00%			$69,141,816

See Notes to Financial Statements.

38  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Assets and Liabilities	As of December 31, 2014

ASSETS:

Investments, at value	$69,596,131
Receivable for shares sold	80,629
Dividends receivable	86,398
Other assets	571

Total Assets	69,763,729

LIABILITIES:

Payable for investments purchased	460,631
Payable for shares redeemed	4,653
Payable to advisor	32,049
Payable for distribution and service fees	89,548
Payable for audit fees	17,712
Accrued expenses and other liabilities	17,320

Total Liabilities	621,913

Net Assets	$69,141,816

NET ASSETS CONSIST OF:

Paid-in capital	$66,051,232
Accumulated net investment income	645,418
Accumulated net realized gain on investments and foreign currency transactions	1,950,687
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	494,479

Net Assets	$69,141,816

Investments, at Cost	$69,101,560

PRICING OF SHARES:

Class I:
Net Assets	$364,833
Shares of beneficial interest outstanding	30,636

Net assets value, offering and redemption price per share	$11.91

Class III:
Net Assets	$68,776,983
Shares of beneficial interest outstanding	5,781,234

Net assets value, offering and redemption price per share	$11.90

See Notes to Financial Statements.

39  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Operations	For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends (Net of withholding taxes of $76,387)	$1,521,234

Total Investment Income	1,521,234

EXPENSES:
Investment advisor fee	302,700
12b-1 fees:
Class III	107,621
Shareholder servicing fees:
Class III	99,755
Custodian fees	38,339
Legal fees	3,338
Audit fees	15,853
Offering costs	4,171
Trustees’ fees and expenses	5,453
Report to shareholder fees	11,374
Registration fees	4,515
Other expenses	10,219

Total expenses before waiver/reimbursements	603,338

Less fees waived/reimbursed by investment advisor
Class I	(294)
Class III	(49,725)

Total Net Expenses	553,319

Net Investment Income	967,915

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	1,810,121
Foreign currency transactions	(228,989)
Net change in unrealized depreciation on:
Investments	(457,627)
Translation of assets and liabilities denominated in foreign currencies	(63)

Net Realized and Unrealized Gain on Investments	1,123,442

Net Increase in Net Assets Resulting from Operations	$2,091,357

See Notes to Financial Statements.

40  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013

OPERATIONS:

Net investment income	$967,915	$141,045
Net realized gain on investments and foreign currency transactions	1,581,132	400,954
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(457,690)	952,169
Net increase in net assets resulting from operations	2,091,357	1,494,168

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(2,345)	–
Class III	(77,432)	–
From net realized gain on investments
Class I	(1,796)	–
Class III	(416,393)	–
Total distributions	(497,966)	–

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	363,397	140,363
Issued to shareholders in reinvestment of distributions	4,141	–
Cost of shares redeemed	(159,007)	(52)
Net increase from share transactions	208,531	140,311
Class III
Proceeds from sale of shares	56,712,446	18,445,268
Issued to shareholders in reinvestment of distributions	493,825	–
Cost of shares redeemed	(9,667,126)	(278,998)
Net increase from share transactions	47,539,145	18,166,270

Net increase in net assets	49,341,067	19,800,749

NET ASSETS:

Beginning of period	19,800,749	–
End of period*	$69,141,816	$19,800,749

*Includes accumulated net investment income of:	$645,418	$76,432

See Notes to Financial Statements.

41  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio
Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013

OTHER INFORMATION - SHARES:

Class I
Sold	29,339	14,064
Reinvested	385	–
Redeemed	(13,147)	(5)

Net increase in shares outstanding	16,577	14,059

Class III
Sold	4,705,100	1,859,960
Reinvested	45,980	–
Redeemed	(802,128)	(27,678)

Net increase in shares outstanding	3,948,952	1,832,282

See Notes to Financial Statements.

42  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.76	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.32	0.18
Net realized and unrealized gain on investments	1.00	0.58

Total income from investment operations	1.32	0.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.10)	–
From net realized gain	(0.07)	–

Total distributions	(0.17)	–

Net increase in net asset value	1.15	0.76

Net asset value - end of period	$ 11.91	$ 10.76

Total Return*	12.44%	7.60%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 365	$ 151
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.95%	3.11%(3)
Net expenses after waiver/reimbursements	0.80%	0.80%(3)
Net investment income after waiver/ reimbursements	2.73%	2.67%(3)
Portfolio turnover rate	33%	26%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

43  |  December 31, 2014

ALPS | Alerian Energy Infrastructure Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.72	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.27	0.14
Net realized and unrealized gain on investments	1.00	0.58

Total income from investment operations	1.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.01)	–
From net realized gain	(0.08)	–

Total distributions	(0.09)	–

Net increase in net asset value	1.18	0.72

Net asset value - end of period	$ 11.90	$ 10.72

Total Return*	11.91%	7.20%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 68,777	$ 19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.40%	2.22%(3)
Net expenses after waiver/reimbursements	1.28%	1.30%(3)
Net investment income after waiver/ reimbursements	2.24%	2.16%(3)
Portfolio turnover rate	33%	26%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

44  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	December 31, 2014 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Welcome

We would like to welcome you as an Investor to the ALPS/Red Rocks Listed Private Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream. To achieve its objective, the Portfolio expects to invest its assets in publicly traded companies that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). We will strive to provide private-equity-like returns by investing in some of the top performing private equity firms/portfolios around the globe, offering investors broadly diversified private equity exposure by geography, industry, and vintage year. We want to thank you for your confidence and your trust.

Overview

We see a number of potential IPOs (Initial Public Offerings) on the horizon in both Europe and in the USA. Debt remains cheap and available on a global basis. We continue to watch for any core degradation within the Portfolio holdings in terms of revenue slowdown, margin pressure or lack of operational improvement by their management teams. At this juncture we do not see any financial crisis on the horizon. As we look forward, potential negatives include a competitive environment for deals and new capital deployment, global tensions related to Russia, instability caused by falling energy prices, and a market that may become overpriced in terms of EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) multiples. The Portfolio is exposed to the Euro and other currencies that may negatively impact its performance. As you may know, our historical policy has been to not hedge for currency risk. We believe that this policy has been prudent, historically, and we expect that it will be prudent over the long-term.

Within the global private equity investment class, we have observed companies providing better disclosure, increased global analyst coverage, and significant interest from new clients. We believe that all of these items, when looked at collectively, continue to reinforce the desire for a liquid private equity product and suggest to us we are likely to see more private equity names going public in the future.

Portfolio Review

The Portfolio’s Class III Shares returned 4.70%, net of fees, compared with 2.79%, and 4.23% for the MSCI World Index and the Red Rocks Global Listed Private Equity Index, respectively, for the fourth quarter of 2014.

Diversification continues to be the cornerstone of how we manage exposure and risk in the Portfolio. The Portfolio held approximately 65 holdings in some of the top performing private equity firms/portfolios around the globe, offering investors broadly diversified private equity exposure by geography, industry, and vintage year. We expect Portfolio turnover to be relatively low.

Outlook

We see a steady stream of new private investment opportunities for the Portfolio’s public holdings as sidelined capital continues to be deployed. Additionally, we expect to see a broader reach into the developing markets and into Europe where assets prices have become less expensive than in the USA. We are alert to potential and significant interest in the energy space given recent commodity price action and we expect to see an ongoing stream of asset realizations (either strategic or as IPOs) as 2015 unfolds. All in all, we believe that 2015 is setting up to be a decent year for private equity and its investors.

Again, we appreciate your support and interest in Red Rocks and the Listed Private Equity strategy.

Mark Sunderhuse

Co-Portfolio Manager

45  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview (continued)	December 31, 2014 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2014

		Annualized Expense Ratios as Disclosed in Current
	Since Inception	Prospectus dated 9/30/14
	(10/24/14)[1]	Gross	Net[2]
ALPS | Red Rocks Listed Private Equity Portfolio - Class I	4.80%	1.80%	1.65%
ALPS | Red Rocks Listed Private Equity Portfolio - Class III	4.70%	2.30%	2.15%
Red Rocks Global Listed Private Equity Index[3]	4.23%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

1	Total return for a period of less than one year is not annualized.
2

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.95% of either Class I or Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

3

The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

46  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview (continued)	December 31, 2014 (Unaudited)

Top 10 Holdings(1) (as of December 31, 2014)
Blackstone Group LP	3.37%
Eurazeo SA	3.26%
KKR & Co. LP	3.01%
3i Group PLC	2.82%
Aurelius AG	2.77%
Onex Corp.	2.46%
Wendel SA	2.45%
The Carlyle Group LP	2.27%
Investor AB, B Shares	2.25%
Ackermans & van Haaren N.V.	2.22%
Total	26.88%

Holdings are subject to change.

(1)	% of Net Assets.
(2)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2014.

Growth of $10,000 (as of December 31, 2014)

ALPS | Red Rocks Listed Private Equity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 44 and 45 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

47  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value
Common Stocks - 98.04%
Diversified - 16.20%
Ackermans & van Haaren N.V.	47	$5,807
Aker ASA	180	3,973
Compass Diversified Holdings LP	155	2,519
HAL Trust	24	3,652
Leucadia National Corp.	176	3,946
Remgro, Ltd.	157	3,447
Schouw & Co.	107	5,042
Sofina SA	35	3,680
Wendel SA	57	6,410
Wesfarmers, Ltd.	115	3,917

Total Diversified		42,393

Financials - 71.79%
3i Group PLC	1,052	7,382
3i Infrastructure PLC	1,584	3,777
Alaris Royalty Corp.	103	3,135
Alleghany Corp.(1)	8	3,708
Altamir	399	4,983
Apollo Global Management LLC LP, Class A	230	5,423
Apollo Investment Corp.	340	2,523
Ares Capital Corp.	340	5,306
Ares Management LP	262	4,491
Aurelius AG	190	7,239
Blackstone Group LP	261	8,829
Brait SE(1)	579	3,939
Brederode SA	125	4,402
Clairvest Group, Inc.	111	2,579
Deutsche Beteiligungs AG	81	2,491
Dinamia Capital Privado Sociedad de Capital Riesgo SA	394	4,000
Electra Private Equity PLC(1)	112	5,286
Eurazeo SA	121	8,523
Fifth Street Senior Floating Rate Corp.	250	2,555
Graphite Enterprise Trust PLC	507	4,465
GSV Capital Corp.(1)	375	3,236
HBM Healthcare Investments AG, Class A	55	5,402
HgCapital Trust PLC	307	5,060
Hosken Consolidated Investments, Ltd.	405	5,217
Intermediate Capital Group PLC	546	3,915
Investment AB Kinnevik, B Shares	131	4,290
Investor AB, B Shares	161	5,880
IP Group PLC(1)	955	3,051
KKR & Co. LP	339	7,868
mutares AG	31	2,658
NB Private Equity Partners, Ltd.	448	5,071
Oakley Capital Investments, Ltd.(1)	1,330	3,172

	Shares	Value
Financials (continued)
Oaktree Capital Group LLC LP	51	$2,643
Onex Corp.	111	6,445
Princess Private Equity Holding, Ltd.	520	4,386
Ratos AB	861	5,199
Riverstone Energy, Ltd.(1)	233	3,153
Solar Capital, Ltd.	142	2,557
SVG Capital PLC(1)	770	5,307
The Carlyle Group LP	216	5,940
THL Credit, Inc.	207	2,434

Total Financials		187,920

Industrials - 6.52%
Danaher Corp.	60	5,143
Gesco AG	37	3,138
Macquarie Infrastructure Co. LLC	67	4,763
Melrose Industries PLC	969	4,029

Total Industrials		17,073

Utilities - 3.53%
Brookfield Asset Management, Inc., Class A	105	5,263
Brookfield Infrastructure Partners LP	95	3,978

Total Utilities		9,241

Total Common Stocks (Cost $249,079)		256,627

7-Day Yield	Shares	Value
Short-Term Investments - 0.67%
Morgan Stanley
Institutional Liquidity
Fund-Prime Portfolio 0.047%	1,749	$1,749

Total Short-Term Investments (Cost $1,749)		1,749

Total Investments - 98.71% (Total cost $250,828)		258,376

Other Assets in Excess of Liabilities - 1.29%		3,383

Net Assets - 100.00%		$261,759

(1)	Non-income producing security.

See Notes to Financial Statements.

48  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Statement of Assets and Liabilities	As of December 31, 2014

ASSETS:

Investments, at value	$258,376
Cash	74
Dividends receivable	170
Other assets	19,933
Total Assets	278,553

LIABILITIES:

Payable for distribution and service fees	154
Payable for audit fees	15,730
Accrued expenses and other liabilities	910
Total Liabilities	16,794
Net Assets	$261,759

NET ASSETS CONSIST OF:

Paid-in capital	$249,972
Accumulated net investment income	1,496
Accumulated net realized gain on investments	2,743
Net unrealized appreciation on investments	7,548
Net Assets	$261,759

Investments, at Cost	$250,828

PRICING OF SHARES:

Class I:
Net Assets	$26,197
Shares of beneficial interest outstanding	2,500
Net assets value, offering and redemption price per share	$10.48

Class III:
Net Assets	$235,562
Shares of beneficial interest outstanding	22,500
Net assets value, offering and redemption price per share	$10.47

See Notes to Financial Statements.

49  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Statement of Operations	For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014

INVESTMENT INCOME:
Dividends (Net of withholding taxes of $ 31)	$821
Total Investment Income	821

EXPENSES:
Investment advisor fee	419
12b-1 fees:
Class III	105
Shareholder servicing fees:
Class III	105
Custodian fees	931
Legal fees	2
Audit fees	15,730
Offering costs	2,343
Trustees’ fees and expenses	8
Report to shareholder fees	102
Registration fees	25
Other expenses	643
Total expenses before waiver/reimbursements	20,413
Less fees waived/reimbursed by investment advisor
Class I	(1,977)
Class III	(17,785)
Total Net Expenses	651
Net Investment Income	170

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	6,403
Foreign currency transactions	(2,362)
Net change in unrealized appreciation on:
Investments	7,548
Net Realized and Unrealized Gain on Investments	11,589
Net Increase in Net Assets Resulting from Operations	$11,759

See Notes to Financial Statements.

50  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Statement of Changes in Net Assets

For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014

OPERATIONS:

Net investment income	$170
Net realized gain on investments	4,041
Net change in unrealized appreciation on investments	7,548
Net increase in net assets resulting from operations	11,759

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	25,000
Net increase from share transactions	25,000
Class III
Proceeds from sale of shares	225,000
Net increase from share transactions	225,000

Net increase in net assets	261,759

NET ASSETS:

Beginning of period	–
End of period*	$261,759

*Includes accumulated net investment income of:	$1,496

OTHER INFORMATION - SHARES:

Class I
Sold	2,500
Net increase in shares outstanding	2,500

Class III
Sold	22,500
Net increase in shares outstanding	22,500

See Notes to Financial Statements.

51  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Class I

For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.02
Net realized and unrealized gain on investments	0.46

Total income from investment operations	0.48

Net increase in net asset value	0.48

Net asset value - end of period	$ 10.48

Total Return*	4.80%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 26
Ratios to average net assets:
Total expenses before waiver/reimbursements	43.45%(3)
Net expenses after waiver/reimbursements	0.95%(3)
Net investment income after waiver/ reimbursements	0.82%(3)
Portfolio turnover rate	45%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

52  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Class III

For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.01
Net realized and unrealized gain on investments	0.46

Total income from investment operations	0.47

Net increase in net asset value	0.47

Net asset value - end of period	$ 10.47

Total Return*	4.70%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 236
Ratios to average net assets:
Total expenses before waiver/reimbursements	43.95%(3)
Net expenses after waiver/reimbursements	1.45%(3)
Net investment income after waiver/ reimbursements	0.32%(3)
Portfolio turnover rate	45%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

53  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio
Performance Overview	December 31, 2014 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Defensive Portfolio (the “Portfolio”) is to seek capital appreciation.

The Portfolio is actively managed, investing primarily in Exchange Traded Funds (“ETFs”). The investment approach of the Tactical Defensive Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

Equity Market Condition Overview

From April 30, 2014 to December 31, 2014, equity markets continued to trend higher, albeit with two rather large disruptions in between. The S&P 500 gained 10.84% during this period. However, in the midst of this move the market experienced a 3.85% drawdown from July 24 to August 7 and a more sizable 7.27% drawdown from September 18 to October 16 as volatility returned. While the S&P 500 experienced nice gains, other markets did not follow suit. The Russell 2000, a commonly used index for small cap stocks, returned 7.92% signaling that broad market speculation was not as strong and the breadth of the price move was weaker. A major theme during the review period has been the rampant appreciation of the US Dollar, seeing the index climb 13.58% over the time period. Given this dollar appreciation, or conversely foreign currency depreciation (particularly the Euro and Yen as central banks abroad began their own quantitative easing measures following the Fed’s retirement of QE3), the MSCI EAFE developed country international index was down -6.64% due largely to currency valuations. Commodity prices also declined lead by an oil price collapse. However, US large cap equities remained resilient.

Currently we are 6 years into a cyclical bull market for US equities. That is 6 consecutive years without a negative year. Only twice in history has that 6 year winning streak been exceeded. According to S&P Dow Jones Indices, the first was from 1982 to 1989 (8 years). That was followed by a negative year that saw the NASDAQ Composite Index experience a drawdown of 30% while the S&P drew down just less than 18%. The longest successive streak was from 1991 to 1999 (9 years). What followed was the tech bubble crash that sent the NASDAQ reeling by 70+%. The point of this example is that we could have an extended bull market that lasts another two or three more years. It has happened before, but it is also very rare. There have been far more cyclical bull streaks that were shorter in duration. Remember, all markets move in cycles. Eventually the cycle will complete, so at this point in time we believe that the need for risk management within a portfolio is reflective of these market facts.

Because we know that gains don’t count unless you keep them, at Stadion, we emphasize lasting results. Stadion’s defensive strategies incorporate a disciplined, long-term approach to investing. Thus we focus on full market cycles (FMC). FMC’s are not specified durations but rather the time it takes for the market to experience the full range of market conditions.

ALPS Stadion Tactical Defensive Portfolio

The ALPS Stadion Tactical Defensive Portfolio (the “Defensive Fund”) is designed to provide a degree of persistent market exposure but with an eye always on risk management. The Defensive Fund is guided by Stadion’s proprietary, technically-based trend following model. It employs broad-based market index ETFs, major sector-based, international and, at times, specialty ETFs. The Defensive Fund employs a core-satellite structure, with approximately 50% (satellite) actively managed using our tactical model, and approximately 50% (core) tactically managed using a long term trend following methodology. Percentages of holdings are determined by the relative strength of employed asset classes as determined by our proprietary model. Our process for entering newly up-trending markets is to generally concentrate on large, liquid market-based ETFs. Then as a trend develops more fully, broaden exposure according to where our model identifies the best opportunities. During favorable conditions, we also utilize an active trade-up process, which means we constantly evaluate holdings, using our technical ranking and screening system to replace under-performers with what we believe will be better performing holdings.

During the period of April 30, 2014 through December 31, 2014, the Defensive Fund Class III was up 6.20%. During this same time period the S&P 500 Index was up 10.84% and the Morningstar Tactical Allocation Category benchmark was up 1.01%. The underperformance to the S&P 500 was due to the Defensive Fund’s exposure to small cap and international holdings which significantly underperformed the S&P 500 during the same time period. There were also a couple of instances in the 4th quarter, when Stadion’s proprietary model was compelled to react defensively to increasing volatility. Different times, different reasons: in October it was Ebola fears and in December oil prices. These spiked the VIX volatility index to 25 twice in a single year, the only time that has happened since 2011. Ultimately both sell-offs proved short-lived and stocks quickly turned back up. Because Stadion’s tactical model is based on science not emotion, it did what it is designed to do: spot changing conditions and react accordingly.

The risk averse methodology applied in the Defensive Fund may result in underperformance during rising markets because our defensive focus may cause us to miss some upswings as our indicators take time to detect and confirm them. However, when the market experiences major declines (as noted, there have been two dramatic bear market declines since 2000), we hope to mitigate most of the downside. In the last 113 years, there have been 33 bear markets (declines > -20% as measured by the Dow Jones Industrial Average). Thus, we believe there are times when the best approach to the equity markets is to significantly reduce equity exposure. Further, we do not forecast the market; in fact, we strongly believe no one can accurately do so consistently. Rather, we react to them with discipline, using our rules-based, trend-following models which are designed to measure market conditions and utilize built-in rules that inform and direct our trades. We are quite comfortable with the defensive nature of the Defensive Fund, but particularly now, with many equity markets at or very near all-time highs, and bond yields at or near all-time lows and showing signs of instability. Add to that the Fed’s ending of stimulus efforts that have driven equity markets higher over the past 6 years and the decoupling of global currency markets. In short, unresolved global fiscal uncertainty and continued global unrest leads those of us here at Stadion to believe that prudence favors measured participation with solid defense.

54  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio
Performance Overview (continued)	December 31, 2014 (Unaudited)

The views in this report were those of the Funds’ investment sub-adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Dow Jones Industrial Average is a stock market index that shows how 30 large publicly owned companies based in the U.S. have traded during a standard trading session.

MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The Morningstar Tactical Allocation Category is a benchmark created and published by Morningstar and is defined as “Portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes.”

Nasdaq Composite Index is a stock market index of common stocks and similar securities listed on the Nasdaq stock market. It is highly followed in the U.S. as an indicator of the performance of technology and growth company stocks.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The US Dollar Index is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2014

			Annualized Expense Ratios as Disclosed in Current
		Since Inception	Prospectus dated 4/30/14
	Six Months	(4/30/14)[1]	Gross	Net[2]
ALPS | Stadion Tactical Defensive Portfolio - Class I	2.31%	6.20%	1.11%	1.05%
ALPS | Stadion Tactical Defensive Portfolio - Class III	2.51%	6.30%	1.61%	1.55%
80% S&P 500® Index / 20% Barclays U.S. Aggregate Bond Index	5.29%	9.29%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

55  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio
Performance Overview (continued)	December 31, 2014 (Unaudited)

Holdings(1) (as of December 31, 2014)
SPDR® S&P 500® ETF Trust	19.61%
First Trust NASDAQ-100® Equal Weighted Index Fund	19.55%
Guggenheim® S&P 500® Equal Weight ETF	9.79%
Russell 1000® Value ETF	9.77%
S&P 100® ETF	9.74%
Vanguard Health Care ETF	6.88%
Financial Select Sector SPDR® Fund	5.87%
Consumer Discretionary Select Sector SPDR® Fund	4.88%
Select Dividend ETF	4.88%
PowerShares S&P 500® Low Volatility Portfolio	4.86%
Total	95.83%

Holdings are subject to change.

(1)	% of Net Assets.
(2)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2014.

Growth of $10,000 (as of December 31, 2014)

ALPS  |  Stadion Tactical Defensive Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 53 and 54 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

56  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio
Schedule of Investments	As of December 31, 2014

	Shares	Value
Exchange Traded Funds - 95.83%
iShares - 24.38%
Russell 1000® Value ETF	1,057	$110,351
S&P 100® ETF	1,210	110,037
Select Dividend ETF	694	55,104

Total iShares		275,492

Other - 71.45%
Consumer Discretionary Select Sector SPDR® Fund	765	55,195
Financial Select Sector SPDR® Fund	2,682	66,326
First Trust NASDAQ-100® Equal Weighted Index Fund	5,161	220,891
Guggenheim® S&P 500® Equal Weight ETF	1,382	110,629
PowerShares S&P 500® Low Volatility Portfolio	1,448	54,966
SPDR® S&P 500® ETF Trust	1,078	221,529
Vanguard Health Care ETF	619	77,740

Total Other		807,276

Total Exchange Traded Funds (Cost $1,049,349)		1,082,768

7-Day Yield		Shares	Value
Short-Term Investments - 7.77%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.040%	87,810	$87,810

Total Short-Term Investments (Cost $87,810)			87,810

Total Investments - 103.60% (Total cost $1,137,159)			1,170,578

Liabilities in Excess of Other Assets - (3.60)%			(40,692)

Net Assets - 100.00%			$1,129,886

See Notes to Financial Statements.

57  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio
Statement of Assets and Liabilities	As of December 31, 2014

ASSETS:

Investments, at value	$1,170,578
Receivable for shares sold	43,876
Dividends receivable	863
Other assets	3,332
Total Assets	1,218,649

LIABILITIES:

Payable for investments purchased	67,105
Payable for shares redeemed	25
Payable to advisor	2,462
Payable for distribution and service fees	826
Payable for audit fees	13,000
Accrued expenses and other liabilities	5,345
Total Liabilities	88,763
Net Assets	$1,129,886

NET ASSETS CONSIST OF:

Paid-in capital	$1,095,903
Accumulated net investment income	4,506
Accumulated net realized loss on investments	(3,942)
Net unrealized appreciation on investments	33,419
Net Assets	$1,129,886

Investments, at Cost	$1,137,159

PRICING OF SHARES:

Class I:
Net Assets	$108,172
Shares of beneficial interest outstanding	10,190
Net assets value, offering and redemption price per share	$10.62

Class III:
Net Assets	$1,021,714
Shares of beneficial interest outstanding	96,156
Net assets value, offering and redemption price per share	$10.63

See Notes to Financial Statements.

58  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio
Statement of Operations	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014

INVESTMENT INCOME:
Dividends	$7,211
Total Investment Income	7,211

EXPENSES:
Investment advisor fee	2,342
12b-1 fees:
Class III	738
Shareholder servicing fees:
Class III	738
Custodian fees	1,509
Legal fees	18
Audit fees	13,000
Offering costs	6,791
Trustees’ fees and expenses	26
Report to shareholder fees	3,009
Registration fees	90
Pricing and bookkeeping fees	1,199
Other expenses	1,367
Total expenses before waiver/reimbursements	30,827
Less fees waived/reimbursed by investment advisor
Class I	(2,280)
Class III	(24,573)
Total Net Expenses	3,974
Net Investment Income	3,237

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(3,942)
Net change in unrealized appreciation on:
Investments	33,419
Net Realized and Unrealized Gain on Investments	29,477
Net Increase in Net Assets Resulting from Operations	$32,714

See Notes to Financial Statements.

59  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio
Statement of Changes in Net Assets

For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014

OPERATIONS:

Net investment income	$3,237
Net realized loss on investments	(3,942)
Net change in unrealized appreciation on investments	33,419
Net increase in net assets resulting from operations	32,714

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	107,402
Net increase from share transactions	107,402
Class III
Proceeds from sale of shares	1,008,366
Cost of shares redeemed	(18,596)
Net increase from share transactions	989,770

Net increase in net assets	1,129,886

NET ASSETS:

Beginning of period	–
End of period*	$1,129,886

*Includes accumulated net investment income of:	$4,506

OTHER INFORMATION - SHARES:

Class I
Sold	10,190
Net increase in shares outstanding	10,190

Class III
Sold	97,999
Redeemed	(1,843)
Net increase in shares outstanding	96,156

See Notes to Financial Statements.

60  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Class I
For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07
Net realized and unrealized gain on investments	0.55
Total income from investment operations	0.62

Net increase in net asset value	0.62
Net asset value - end of period	$ 10.62

Total Return*	6.20%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 108
Ratios to average net assets:
Total expenses before waiver/reimbursements	13.77%(3)
Net expenses after waiver/reimbursements	0.80%(3)
Net investment income after waiver/ reimbursements	1.07%(3)
Portfolio turnover rate	89%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

61  |  December 31, 2014

ALPS | Stadion Tactical Defensive Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Class III
For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08
Net realized and unrealized gain on investments	0.55
Total income from investment operations	0.63

Net increase in net asset value	0.63
Net asset value - end of period	$ 10.63

Total Return*	6.30%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	9.63%(3)
Net expenses after waiver/reimbursements	1.30%(3)
Net investment income after waiver/ reimbursements	1.03%(3)
Portfolio turnover rate	89%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

62  |  December 31, 2014

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the following eight series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Red Rocks Listed Private Equity Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). The ALPS | Stadion Tactical Defensive Portfolio commenced operations on April 30, 2014. The ALPS | Red Rocks Listed Private Equity Portfolio commenced operations on October 24, 2014.

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Red Rocks Listed Private Equity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities and exchange-traded funds for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2014:

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$39,547,331	$–	$–	$39,547,331
Short-Term Investments	576,519	–	–	576,519

Total	$40,123,850	$–	$–	$40,123,850

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$110,511,974	$–	$–	$110,511,974

Total	$110,511,974	$–	$–	$110,511,974

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$226,218,326	$–	$–	$226,218,326
Short-Term Investments	3,795,846	–	–	3,795,846

Total	$230,014,172	$–	$–	$230,014,172

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$209,074,099	$–	$–	$209,074,099
Short-Term Investments	63,972	–	–	63,972

Total	$209,138,071	$–	$–	$209,138,071

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$78,836,067	$–	$–	$78,836,067
Short-Term Investments	319,912	–	–	319,912

Total	$79,155,979	$–	$–	$79,155,979

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Canadian Infrastructure	$14,085,246	$–	$–	$14,085,246
Canadian Master Limited Partnership Affiliates	6,922,574	–	–	6,922,574
Master Limited Partnerships	17,062,743	–	–	17,062,743
U.S. Infrastructure	10,594,416	–	–	10,594,416
U.S. Master Limited Partnership Affiliates	20,243,242	–	–	20,243,242
Short-Term Investments	687,910	–	–	687,910

Total	$69,596,131	$–	$–	$69,596,131

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stock	$256,627	$–	$–	$256,627
Short-Term Investments	1,749	–	–	1,749

Total	$258,376	$–	$–	$258,376

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$1,082,768	$–	$–	$1,082,768
Short-Term Investments	87,810	–	–	87,810

Total	$1,170,578	$–	$–	$1,170,578

The Portfolios recognize transfers between levels as of the end of the period. For the year or period ended December 31, 2014, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the year or period ended December 31, 2014.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the year or period ended December 31, 2014, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Stadion Tactical Defensive Portfolio’s commencement date was on April 30, 2014 and the ALPS | Red Rocks Listed Private Equity Portfolio’s commencement date was October 24, 2014; therefore, no tax returns have been filed for these two portfolios.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2014, the Portfolios most recent year or period end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Unrealized Appreciation	Other Cumulative Effect of Timing Differences	Total

Ibbotson Conservative ETF Asset Allocation Portfolio	$507,255	$1,007,804	$595,825	$–	$2,110,884
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,499,087	3,803,654	7,923,941	–	13,226,682
Ibbotson Balanced ETF Asset Allocation Portfolio	3,312,382	6,197,445	26,384,115	–	35,893,942
Ibbotson Growth ETF Asset Allocation Portfolio	2,990,410	3,498,910	33,623,400	–	40,112,720
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	1,142,622	1,436,657	11,755,030	–	14,334,309
ALPS | Alerian Energy Infrastructure Portfolio	701,584	1,171,818	1,227,711	(10,529)	3,090,584
ALPS | Red Rocks Listed Private Equity Portfolio	7,102	–	4,685	–	11,787
ALPS | Stadion Tactical Defensive Portfolio	4,506	(3,942)	33,419	–	33,983

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. Accordingly, for the year or period ended December 31, 2014, certain differences were reclassified. These differences were primarily due to the differing tax treatment of investments in partnerships and foreign currency. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Accumulated Net	Accumulated Capital
	Income/(Loss)	Gains/(Losses)	Paid-In Capital

Ibbotson Conservative ETF Asset Allocation Portfolio	$(6,273)	$6,273	$–
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(27,822)	27,821	1
Ibbotson Balanced ETF Asset Allocation Portfolio	(48,051)	48,052	(1)
Ibbotson Growth ETF Asset Allocation Portfolio	(54,770)	54,769	1
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	(23,237)	23,237	–
ALPS | Alerian Energy Infrastructure Portfolio	(319,062)	320,084	(1,022)
ALPS | Red Rocks Listed Private Equity Portfolio	1,326	(1,298)	(28)
ALPS | Stadion Tactical Defensive Portfolio	1,269	–	(1,269)
The tax character of the distributions paid during the years or periods ended December 31, 2014 and December 31, 2013 were as follows:
2014	Ordinary Income	Long-Term Capital Gains	Total

Ibbotson Conservative ETF Asset Allocation Portfolio	$413,698	$582,859	$996,557
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,313,659	1,895,458	3,209,117
Ibbotson Balanced ETF Asset Allocation Portfolio	2,680,945	3,402,021	6,082,966
Ibbotson Growth ETF Asset Allocation Portfolio	2,262,579	451,382	2,713,961
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	812,610	570,318	1,382,928
ALPS | Alerian Energy Infrastructure Portfolio	495,189	2,777	497,966
ALPS | Red Rocks Listed Private Equity Fund	–	–	–
ALPS | Stadion Tactical Defensive Portfolio	–	–	–

2013	Ordinary Income	Long-Term Capital Gains	Total

Ibbotson Conservative ETF Asset Allocation Portfolio	$512,793	$470,119	$982,912
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,640,627	1,034,579	2,675,206
Ibbotson Balanced ETF Asset Allocation Portfolio	2,958,979	1,130,897	4,089,876
Ibbotson Growth ETF Asset Allocation Portfolio	2,273,170	236,160	2,509,330
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	745,653	484,923	1,230,576
ALPS | Alerian Energy Infrastructure Portfolio	–	–	–

As of December 31, 2014, the Portfolios had the following capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax.

Fund		Short-Term	Long-Term

ALPS | Stadion Tactical Defensive Portfolio		$3,942	$–

The Ibbotson Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $532,693 to offset taxable capital gains realized during the year ended December 31, 2014.

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Notes to Financial Statements	December 31, 2014

As of December 31, 2014, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation

Ibbotson Conservative ETF Asset Allocation Portfolio	$39,528,025	$1,284,573	$(688,748)	$595,825
Ibbotson Income and Growth ETF Asset Allocation Portfolio	102,588,033	9,647,404	(1,723,463)	7,923,941
Ibbotson Balanced ETF Asset Allocation Portfolio	203,630,057	29,804,657	(3,420,542)	26,384,115
Ibbotson Growth ETF Asset Allocation Portfolio	175,514,671	36,525,527	(2,902,127)	33,623,400
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	67,400,949	13,034,495	(1,279,465)	11,755,030
ALPS | Alerian Energy Infrastructure Portfolio	68,368,328	4,144,110	(2,916,307)	1,227,803
ALPS | Red Rocks Listed Private Equity Portfolio	253,691	6,336	(1,651)	4,685
ALPS | Stadion Tactical Defensive Portfolio	1,137,159	36,149	(2,730)	33,419

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the year or period ended December 31, 2014, were as follows for each Portfolio:

Fund	Purchases	Sales

Ibbotson Conservative ETF Asset Allocation Portfolio	$8,895,701	$8,878,755
Ibbotson Income and Growth ETF Asset Allocation Portfolio	18,904,887	23,948,207
Ibbotson Balanced ETF Asset Allocation Portfolio	44,024,521	41,176,021
Ibbotson Growth ETF Asset Allocation Portfolio	39,103,608	32,841,601
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	21,650,179	13,889,260
ALPS | Alerian Energy Infrastructure Portfolio	62,451,767	14,457,571
ALPS | Red Rocks Listed Private Equity Portfolio	358,922	113,601
ALPS | Stadion Tactical Defensive Portfolio	1,604,334	551,043

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly-owned subsidiary of DST Systems, Inc., a publicly traded company. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Advisor set forth in the table below. Each Sub-Advisor is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Advisor

Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

Portfolio	Sub-Advisor

ALPS | Red Rocks Listed Private Equity Portfolio	Red Rocks Capital LLC
ALPS | Stadion Tactical Defensive Portfolio	Stadion Money Management, LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee

Ibbotson Conservative ETF Asset Allocation Portfolio	0.45%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.45%
Ibbotson Balanced ETF Asset Allocation Portfolio	0.45%
Ibbotson Growth ETF Asset Allocation Portfolio	0.45%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Listed Private Equity Portfolio	0.90%
ALPS | Stadion Tactical Defensive Portfolio	0.75%

Pursuant to the Investment Sub-advisory Agreements, the Advisor pays each sub-advisor an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Advisor pays the sub-advisory management fee out of the management fee paid to the Advisor pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee

Ibbotson Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Listed Private Equity Portfolio	First $200 Million	0.57%
	$200 Million - $500 Million	0.52%
	Over $500 Million	0.47%
ALPS | Stadion Tactical Defensive Portfolio	All Asset Levels	0.50%

6. OTHER AGREEMENTS

Distribution Agreement: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2014 there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II

Ibbotson Conservative ETF Asset Allocation Portfolio	0.25%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.25%
Ibbotson Balanced ETF Asset Allocation Portfolio	0.25%
Ibbotson Growth ETF Asset Allocation Portfolio	0.25%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Portfolio	Class III

ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Listed Private Equity Portfolio	0.25%
ALPS | Stadion Tactical Defensive Portfolio	0.25%

70  |  December 31, 2014

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Stadion Tactical Defensive Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires

Ibbotson Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2015
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2015
Ibbotson Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2015
Ibbotson Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2015
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2015
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2015
ALPS | Red Rocks Listed Private Equity Portfolio	0.95%	N/A	0.95%	4/29/2016
ALPS | Stadion Tactical Defensive Portfolio	0.80%	N/A	0.80%	4/29/2015

The Advisor and Sub-Advisers of the ALPS | Red Rocks Listed Private Equity Portfolio and ALPS | Stadion Tactical Defensive Portfolio may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At December 31, 2014, the available recoupable balances are as follows:

Portfolio	Expires 2017	Total

ALPS | Red Rocks Listed Private Equity Portfolio	$17,959	$17,959
ALPS | Stadion Tactical Defensive Portfolio	28,443	28,443

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

Transfer Agency and Service Agreement: AFS also serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

71  |  December 31, 2014

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2014

7. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades between each other during the year ended December 31, 2014 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the year ended December 31, 2014, were as follows:

	Purchase cost paid to	Sale proceeds received	Realized gain/(loss) on
Fund	Portfolios	from Portfolios	sales to Portfolios

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	$104,314	$253,344	$71,888
Ibbotson Growth ETF Asset Allocation Portfolio	195,919	–	–
Ibbotson Balanced ETF Asset Allocation Portfolio	–	132,877	(844)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	–	221,838	28,674
Ibbotson Conservative ETF Asset Allocation Portfolio	307,826	–	–

72  |  December 31, 2014

ALPS Variable Investment Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ALPS Variable Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and ALPS | Stadion Tactical Defensive Portfolio comprising the ALPS Variable Investment Trust (the “Trust”) as of December 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting ALPS Variable Investment Trust as of December 31, 2014, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2015

73  |  December 31, 2014

ALPS Variable Investment Trust
Additional Information	December 31, 2014 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-5850. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

TAX INFORMATION (UNAUDITED)

The Portfolios designate the following amounts for the fiscal year ended December 31, 2014:

	Ibbotson	Ibbotson	Ibbotson	Ibbotson	Ibbotson
	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Corporate Dividends Received Deduction	19.56%	31.64%	35.18%	43.93%	46.13%

Pursuant to Section 852(b) (3) of the Internal Revenue Code, Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio designated $582,859, $1,895,458, $3,402,021, $451,382 and $570,318 respectively, as long-term capital gain dividends.

The ALPS | Alerian Energy Infrastructure Portfolio designates the following amounts for the fiscal year ended December 31, 2014:

Corporate Dividends Received Deduction: 16.61%

Pursuant to Section 852(b) (3) of the Internal Revenue Code ALPS | Alerian Energy Infrastructure Portfolio designated $2,777 as long-term capital gain dividends.

74  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Board Considerations Regarding Approval of Investment Advisory Agreements	December 31, 2014 (Unaudited)

On September 8, 2014, the Board of Trustees of the ALPS Variable Investment Trust (the “Trust”) met in person to, among other things, review and consider the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”), and Investment Sub-advisory Agreement (the “Sub-Advisory Agreement”) by and among the Trust, the Adviser, and Red Rocks Capital LLC (“Red Rocks”). Prior to beginning their review of the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively the “Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Agreements.

In approving the Investment Advisory Agreement with ALPS Advisors, and the Sub-Advisory Agreement with Red Rocks, the Trustees, including the Independent Trustees, considered the following factors with respect to the ALPS/Red Rocks Listed Private Equity Portfolio (the “Red Rocks Portfolio”):

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid (a) by the Trust, on behalf of the Red Rocks Portfolio, to the Adviser of 0.90% of the Red Rocks Portfolio’s daily average net assets and (b) the contractual annual sub-advisory fees to be paid by the Adviser to Red Rocks of 0.57% on average daily net assets from $0 to $200,000,000, 0.52% on the average daily net assets from $200,000,000 up to $500,000,000, or 0.47% on the average daily net assets over $500,000,000, of the Red Rocks Portfolio’s daily average net assets, in light of the extent and quality of the advisory services to be provided by each to the Red Rocks Portfolio.

The Trustees considered the information they received comparing the Red Rocks Portfolio’s contractual annual advisory fees and overall expenses with those of funds in both the relevant expense group and universe of funds provided by an independent provider of investment company data.

Based on such information, the Trustees further determined that the contractual annual advisory fee of 0.90% of the Red Rocks Portfolio’s average daily net assets with respect to the Adviser and total expenses of 0.95% (on a net basis after fee waivers and/or expense reimbursements, subject to certain exclusions including Rule 12b-1 and Shareholder Service Fees) for each share class, were within an acceptable range of mutual funds within the Red Rocks Portfolio’s anticipated peer group.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement and Sub-Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Red Rocks Portfolio under the Investment Advisory Agreement and Sub-Advisory Agreement. The Trustees reviewed certain background materials supplied by ALPS Advisors and Red Rocks in their presentations, including their Form ADVs, financial statements and compliance policies and procedures.

The Trustees reviewed and considered the Adviser’s and Red Rocks’ investment advisory personnel, their history as asset managers and the amount of assets currently under management by each. The Trustees also reviewed the research and decision-making processes utilized by the Adviser and Red Rocks, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Red Rocks Portfolio.

The Trustees considered the background and experience of the Adviser’s and Red Rocks’ management in connection with the Red rocks Portfolio, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Red Rocks Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s and Red Rocks’ codes of ethics.

Performance: The Trustees noted that since the Red Rocks Portfolio has not yet begun operations, there is no fund performance to be reviewed or analyzed at this time. The Trustees also considered the limitations on the comparability of performance information for certain related funds and accounts. The Trustees considered the Adviser’s and Red Rocks’ reputation generally and their investment techniques, risk management controls and decision-making processes.

The Adviser’s Profitability: The Trustees received and considered a projected profitability analysis prepared by each of the Adviser and Red Rocks based on the fees payable under the respective Investment Advisory Agreement and Sub-Advisory Agreement, as applicable. The Trustees considered the profits, if any, anticipated to be realized by the Adviser and Red Rocks in connection with the operation of the Red Rocks Portfolio. To the extent indicated by the Adviser or Red Rocks that the Red Rocks Portfolio would not be immediately profitable, the Board recognized the associated financial commitment that would need to be made by the Adviser and Red Rocks to the Portfolio. The Board then reviewed and discussed the Adviser’s and Red Rocks’ financial statements in order to analyze the financial condition and stability and profitability of each adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Red Rocks Portfolio, if any, will be passed along to the shareholders under the proposed agreements.

75  |  December 31, 2014

ALPS | Red Rocks Listed Private Equity Portfolio
Board Considerations Regarding Approval of Investment Advisory Agreements (continued)	December 31, 2014 (Unaudited)

Other Benefits to the Advisers: The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser or Red Rocks from their relationship with the Red Rocks Portfolio, including soft dollar arrangements.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with the Adviser, and the Sub-Advisory Agreement with Red Rocks. In selecting the Adviser and Red Rocks, and the fees charged under the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement or Sub-Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

—

the investment advisory fees to be received by the Adviser, and the projected total expense ratios with respect to the Red Rocks Portfolio after taking into account contractual fee waivers, were within an acceptable range of others within the Portfolio’s peer group, and that the sub-advisory fees were to be paid by the Adviser to Red Rocks and not paid directly by the Portfolio;

—

the investment sub-advisory fees to be received by Red Rocks in connection with the Red Rocks Portfolio were similar to those charged by Red Rocks to other investment companies with comparable investment objectives and which required similar services from Red Rocks;

—	the nature, extent and quality of services to be rendered by the Adviser under the Investment Advisory Agreement, and Red Rocks under the Sub-Advisory Agreement, were adequate;

—	there was no performance history for the Red Rocks Portfolio for the Board to consider;

—	the terms of the proposed fee waiver and expense limitation agreement among the Trust, on behalf of the Red Rocks Portfolio, and the Adviser and Red Rocks, were not unreasonable;

—

there was no historical profitability for the Adviser and Red Rocks with respect to the Red Rocks Portfolio for the Board to consider, but the projected profitability analyses for the Adviser and Red Rocks were not unreasonable; and

—	there were no material economies of scale or other incidental benefits accruing to the Adviser or Red Rocks in connection with their relationship with the Red Rocks Portfolio, at this time.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s and Red Rocks’ compensation for investment advisory services is consistent with the best interests of the Red Rocks Portfolio and its shareholders.

76  |  December 31, 2014

ALPS Variable Investment Trust
Trustees and Officers	December 31, 2014

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2014, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $16,000 per year, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (74)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	44	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds), Financial Investors Trust (32 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

David Swanson (58)	Trustee	Since November 30, 2006	Mr. Swanson is Founder & Managing Partner of SwanDog Strategic Marketing. Previously, he served as Executive Vice-President of Calamos Investments (April 2004 to March 2006), Chief Operating Officer of Van Kampen Investments (October 2002 to April 2004), and Managing Director of Morgan Stanley (February 2000 to April 2004).	9	Mr. Swanson is a Trustee of the Managed Portfolio Series (27 funds).

Jeremy W. Deems (38)	Trustee	Since September 8, 2010	Mr. Deems is Co-Founder, CFO of Green Alpha Advisors, LLC. Mr. Deems is Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company ( 1998 to June 2007).	44	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds), Financial Investors Trust (32 funds), and Reaves Utility Income Fund.

*

The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate), Ibbotson Associates, Inc. (or any affiliate), Stadion Money Management, LLC (or any affiliate), or Red Rocks Capital Partners LLC (or any affiliate) provides investment advisory services.

77  |  December 31, 2014

ALPS Variable Investment Trust
Trustees and Officers (continued)	December 31, 2014

INTERESTED TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Thomas A. Carter (48)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and Director of ALPS and ALPS Holdings, Inc.	31	Mr. Carter is a Trustee of ALPS ETF Trust (21 funds) and the Principal Real Estate Income Fund.

Scott Wentsel (51)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	9	None

OFFICERS

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Patrick Buchanan (42)	Treasurer	Since March 12, 2013	Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007, and because of his position with AAI, he is deemed an affiliate of the Trust as defined under the 1940 Act.

Melanie H. Zimdars (38)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is Vice President and Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, ALPS ETF Trust, Broadview Opportunity Trust, PoweShares QQQ Trust and BLDRS Index Funds Trust. Because of her position with ALPS, Ms. Zimdars is deemed to be an affiliate of the Trust.

David T. Buhler (43)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed to be an affiliate of the Trust.

*

The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provides investment advisory services.

**

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc.

78  |  December 31, 2014

Page Intentionally Left Blank

ANNUAL REPORT | December 31, 2014

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Item 2.	Code of Ethics.

(a) The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e) Not applicable.

(f) The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2014 and 2013 were $109,000 and $84,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2014 and $0 in 2013.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $33,905 in 2014 and $20,720 in 2013. The fiscal year 2014 and 2013 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees: For the Registrant’s fiscal years ended December 31, 2014 and December 31, 2013, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non audit fees billed in each of the last two fiscal years of the Registrant were $333,525 in 2014 and $242,220 in 2013. These fees consisted of non-audit fees billed to (i) the registrant of $33,905 in 2014 and $20,720 in 2013 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with the Registrant’s investment adviser, of $299,620 and $221,500 in 2014 and 2013, respectively. The non-audit fees billed to AFS related to SSAE 16 services and other compliance related matters.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)       Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)       Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)  The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable to Registrant.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	February 26, 2015

By:	/s/ Patrick Buchanan
Patrick Buchanan (Principal Financial Officer)
Treasurer

Date:	February 26, 2015